Information by business segment and by geographic area - Commodity price risk (Details) t in Thousands, $ in Millions	Dec. 31, 2017 USD ($) t	Dec. 31, 2016 t
Iron ore
Information by business segment and by geographic area
Volume of commodity | t	33,000	36,000
Copper
Information by business segment and by geographic area
Volume of commodity | t	106	116
Commodity price risk | Iron ore
Information by business segment and by geographic area
Percentage of change in price of iron ore	10.00%	10.00%
Increase or reduction in net income due to change iron ore price | $	$ 227
Commodity price risk | Copper
Information by business segment and by geographic area
Percentage of change in price of iron ore	10.00%
Increase or reduction in net income due to change iron ore price | $	$ 86